Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for credit losses consist of the following:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Accounts receivable	320,203	266,076	37,476
Less: allowance for credit losses	(3,546)	(5,097)	(718)
Accounts receivable, net	316,657	260,979	36,758

An analysis of the allowance for credit losses is as follows:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Balance, beginning of year	3,813	2,215	3,546	499
Bad debt allowances from acquisition	-	(1,459)	-	-
Additions (recovery)	(1,592)	2,739	1,530	216
Exchange difference	(6)	51	21	3
Balance, end of year	2,215	3,546	5,097	718

Four unrelated distributors accounted for 34.2%, 14.9%, 13.9% and 10.0% of the Company’s accounts receivable as of December 31, 2022, respectively. Three unrelated distributors accounted for 30.3%, 24.8% and 12.1% of the Company’s accounts receivable as of December 31, 2023, respectively.